SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Loss Per Ordinary Share (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A Ordinary Shares [Member]
Net Income (Loss) Per Ordinary Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)		16,213,430
Numerator [Abstract]
Allocation of net income (loss), as adjusted	$ (4,486,647)	$ 4,478,469
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)	5,303,571	17,250,000
Diluted weighted average shares outstanding (in shares)	5,303,571	17,250,000
Basic net income (loss) per ordinary share (in dollars per share)	$ (0.85)	$ 0.26
Diluted net income (loss) per ordinary share (in dollars per share)	$ (0.85)	$ 0.26
Class B Ordinary Shares [Member]
Numerator [Abstract]
Allocation of net income (loss), as adjusted	$ (3,312,113)	$ 1,119,617
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)	3,915,179	4,312,500
Diluted weighted average shares outstanding (in shares)	3,915,179	4,312,500
Basic net income (loss) per ordinary share (in dollars per share)	$ (0.85)	$ 0.26
Diluted net income (loss) per ordinary share (in dollars per share)	$ (0.85)	$ 0.26